Schedule of Investments(a)
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.41%
Air Freight & Logistics–0.92%
XPO Logistics, Inc.(b)	560,494	$61,884,142
Apparel, Accessories & Luxury Goods–1.36%
lululemon athletica, inc.(b)	278,109	91,408,866
Application Software–13.08%
Atlassian Corp. PLC, Class A(b)	177,816	41,098,612
Avalara, Inc.(b)	452,987	67,948,050
Coupa Software, Inc.(b)	367,040	113,734,685
DocuSign, Inc.(b)	467,329	108,836,251
Five9, Inc.(b)	305,109	50,724,371
HubSpot, Inc.(b)	200,785	74,732,177
Qualtrics International, Inc., Class A	136,357	5,999,708
RingCentral, Inc., Class A(b)	391,738	146,086,935
Synopsys, Inc.(b)	613,166	156,633,255
Trade Desk, Inc. (The), Class A(b)	144,501	110,686,321
		876,480,365
Asset Management & Custody Banks–0.93%
KKR & Co., Inc., Class A	1,596,561	62,186,051
Auto Parts & Equipment–1.54%
Aptiv PLC(b)	774,344	103,452,358
Automotive Retail–1.59%
Carvana Co.(b)	137,287	35,857,992
Lithia Motors, Inc., Class A	221,583	70,614,070
		106,472,062
Biotechnology–1.37%
Alnylam Pharmaceuticals, Inc.(b)	241,644	36,362,589
Seagen, Inc.(b)	338,714	55,640,549
		92,003,138
Brewers–0.99%
Boston Beer Co., Inc. (The), Class A(b)	72,703	66,660,654
Building Products–2.31%
Trane Technologies PLC	575,626	82,515,987
Trex Co., Inc.(b)	788,150	72,328,526
		154,844,513
Copper–1.07%
Freeport-McMoRan, Inc.(b)	2,656,527	71,487,142
Data Processing & Outsourced Services–0.30%
Affirm Holdings, Inc.	199,979	19,915,909
Distributors–1.28%
Pool Corp.	242,637	85,937,173
Diversified Chemicals–0.50%
Eastman Chemical Co.	343,985	33,830,925
Diversified Support Services–2.46%
Cintas Corp.	237,719	75,623,168
Copart, Inc.(b)	814,777	89,421,776
		165,044,944
Shares		Value
Electrical Components & Equipment–4.07%
AMETEK, Inc.	782,180	$88,589,707
Generac Holdings, Inc.(b)	356,245	87,785,893
Regal Beloit Corp.	347,695	43,628,769
Rockwell Automation, Inc.	211,603	52,589,693
		272,594,062
Electronic Equipment & Instruments–2.68%
Trimble, Inc.(b)	1,359,350	89,594,759
Zebra Technologies Corp., Class A(b)	231,923	89,946,697
		179,541,456
Fertilizers & Agricultural Chemicals–0.75%
FMC Corp.	466,366	50,502,774
Financial Exchanges & Data–2.51%
MarketAxess Holdings, Inc.	131,008	70,843,886
MSCI, Inc.	246,177	97,313,768
		168,157,654
Health Care Equipment–6.37%
DexCom, Inc.(b)	285,022	106,840,497
IDEXX Laboratories, Inc.(b)	292,452	139,990,923
Masimo Corp.(b)	443,278	113,443,706
ResMed, Inc.	329,355	66,388,087
		426,663,213
Health Care Services–1.66%
Amedisys, Inc.(b)	210,329	60,429,625
Guardant Health, Inc.(b)	325,321	50,587,415
		111,017,040
Health Care Supplies–3.78%
Align Technology, Inc.(b)	235,168	123,552,564
West Pharmaceutical Services, Inc.	432,323	129,476,415
		253,028,979
Health Care Technology–1.36%
Veeva Systems, Inc., Class A(b)	330,427	91,343,240
Home Improvement Retail–1.09%
Floor & Decor Holdings, Inc., Class A(b)	791,233	72,848,822
Homebuilding–1.16%
TopBuild Corp.(b)	390,407	78,061,880
Homefurnishing Retail–0.52%
RH(b)	73,689	35,028,803
Hotels, Resorts & Cruise Lines–0.81%
Hilton Worldwide Holdings, Inc.(b)	533,973	54,139,522
Industrial Conglomerates–0.77%
Roper Technologies, Inc.	131,115	51,516,395
Industrial Machinery–1.83%
IDEX Corp.	430,419	80,139,714
ITT, Inc.	566,316	42,309,468
		122,449,182

See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Interactive Media & Services–2.18%
Pinterest, Inc., Class A(b)	1,223,902	$83,849,526
Zillow Group, Inc., Class C(b)	478,764	62,459,551
		146,309,077
Internet & Direct Marketing Retail–1.64%
Chewy, Inc., Class A(b)	902,250	91,867,095
Farfetch Ltd., Class A (United Kingdom)(b)	289,413	17,723,652
		109,590,747
Internet Services & Infrastructure–3.11%
MongoDB, Inc.(b)	25,902	9,573,638
Okta, Inc.(b)	206,294	53,432,209
Twilio, Inc., Class A(b)	404,926	145,542,552
		208,548,399
Investment Banking & Brokerage–1.23%
LPL Financial Holdings, Inc.	761,924	82,546,846
IT Consulting & Other Services–2.30%
EPAM Systems, Inc.(b)	272,969	94,018,713
Globant S.A. (Argentina)(b)	314,886	60,458,112
		154,476,825
Leisure Products–0.66%
Peloton Interactive, Inc., Class A(b)	304,290	44,465,898
Life Sciences Tools & Services–4.52%
Bio-Rad Laboratories, Inc., Class A(b)	138,423	79,422,964
Charles River Laboratories International, Inc.(b)	286,639	74,253,833
Maravai LifeSciences Holdings, Inc., Class A(b)	1,035,351	36,071,629
Mettler-Toledo International, Inc.(b)	46,789	54,654,231
Repligen Corp.(b)	291,675	58,335,000
		302,737,657
Movies & Entertainment–1.59%
Roku, Inc.(b)	273,797	106,515,247
Paper Packaging–1.04%
Avery Dennison Corp.	460,925	69,539,755
Pharmaceuticals–1.41%
Catalent, Inc.(b)	821,332	94,494,247
Regional Banks–1.53%
First Republic Bank	525,732	76,225,883
SVB Financial Group(b)	59,670	26,122,332
		102,348,215
Shares		Value
Research & Consulting Services–0.86%
TransUnion	662,585	$57,671,398
Restaurants–1.93%
Chipotle Mexican Grill, Inc.(b)	87,223	129,090,040
Semiconductor Equipment–4.52%
Enphase Energy, Inc.(b)	383,798	69,985,565
Entegris, Inc.	950,077	93,478,076
Lam Research Corp.	124,051	60,034,481
Teradyne, Inc.	699,699	79,401,843
		302,899,965
Semiconductors–5.96%
Marvell Technology Group Ltd.	1,302,469	67,025,055
Microchip Technology, Inc.	832,033	113,248,011
Monolithic Power Systems, Inc.	413,828	147,028,950
ON Semiconductor Corp.(b)	2,102,432	72,512,880
		399,814,896
Specialty Stores–1.01%
Five Below, Inc.(b)	384,674	67,598,762
Systems Software–1.79%
Crowdstrike Holdings, Inc., Class A(b)	556,990	120,198,442
Trading Companies & Distributors–0.73%
United Rentals, Inc.(b)	202,554	49,222,648
Trucking–1.34%
Old Dominion Freight Line, Inc.	464,504	90,113,776
Total Common Stocks & Other Equity Interests (Cost $4,393,496,234)		6,596,684,104
Money Market Funds–1.57%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	28,124,197	28,124,197
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	45,217,445	45,235,531
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	32,141,940	32,141,940
Total Money Market Funds (Cost $105,501,277)		105,501,668
TOTAL INVESTMENTS IN SECURITIES–99.98% (Cost $4,498,997,511)		6,702,185,772
OTHER ASSETS LESS LIABILITIES—0.02%		1,059,480
NET ASSETS–100.00%		$6,703,245,252
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,167,662	$177,622,309	$(157,665,774)	$-	$-	$28,124,197	$1,088
Invesco Liquid Assets Portfolio, Institutional Class	30,982,189	126,873,078	(112,618,410)	3,479	(4,805)	45,235,531	6,778
Invesco Treasury Portfolio, Institutional Class	9,334,472	202,996,925	(180,189,457)	-	-	32,141,940	550
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	7,768,992	(7,768,992)	-	-	-	4*
Invesco Private Prime Fund	-	7,308,792	(7,308,792)	-	-	-	54*
Total	$48,484,323	$522,570,096	$(465,551,425)	$3,479	$(4,805)	$105,501,668	$8,474

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Discovery Mid Cap Growth Fund